NOTE 4 - Trade Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Details
Trade Accounts Receivable - Credit-cards through Payment’s gateway	$ 1,102	$ 996
Trade Accounts Receivable - Others	879	120
Trade Accounts Receivable - Total	$ 1,981	$ 1,116